FINANCIAL INSTRUMENTS (Details) (CAD)	Dec. 31, 2013		Dec. 31, 2012
CARRYING VALUE
Financial assets
Cash	12,948	[1]	1,764	[1]
Other receivable	361	[2]	1,295	[2]
Financial assets total	13,309		3,056
Financial liabilities
Accounts payable	34,752	[2]	178,158	[2]
Loans payable		[2]	43,600	[2]
Due to related parties	130,951	[2]	6,126	[2]
Financial liabilities total	165,703		227,884
FAIR VALUE
Financial assets
Cash	12,948	[1]	1,764	[1]
Other receivable	361	[2]	1,295	[2]
Financial assets total	13,309		3,056
Financial liabilities
Accounts payable	34,752	[2]	178,158	[2]
Loans payable		[2]	43,600	[2]
Due to related parties	130,951	[2]	6,126	[2]
Financial liabilities total	165,703		227,884

[1]	LEVEL 1
[2]	LEVEL 3